Segment reporting	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
On 1 June 2020, AB InBev divested CUB, its Australian subsidiary, to Asahi (refer to Note 16
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
). Since the results of the Australian operations represented a separate major line of business, these were accounted for as discontinued operations (“profit from discontinued operations”) up to 31 May 2020.
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Volume	53	52	68	52	72	63	41	34	46	39	—	—	280	240
Revenue	8 040	7 536	5 893	4 246	4 146	3 613	3 763	3 007	3 500	2 609	491	287	25 832	21 298
Normalized EBITDA	3 014	2 986	2 824	2 021	1 447	1 146	1 060	713	1 242	783	(473)	(287)	9 114	7 363
Normalized EBITDA margin %	37.5%	39.6%	47.9%	47.6%	34.9%	31.7%	28.2%	23.7%	35.5%	30.0%	—	—	35.3%	34.6%
Depreciation, amortization and impairment	(389)	(407)	(558)	(486)	(359)	(410)	(497)	(470)	(360)	(311)	(183)	(175)	(2 346)	(2 261)
Normalized profit from operations (EBIT)	2 625	2 579	2 266	1 535	1 088	736	563	243	882	472	(656)	(462)	6 768	5 102
Exceptional items	(13)	(83)	(59)	(51)	(23)	(17)	(102)	(2 587)	(22)	(10)	2	(47)	(217)	(2 796)
Profit from operations (EBIT)	2 612	2 496	2 207	1 484	1 065	719	461	(2 344)	860	462	(654)	(509)	6 551	2 306
Net finance income/(cost)													(2 346)	(5 592)
Share of results of associates and joint ventures													100	33
Income tax expense													(1 231)	(492)
Profit from continuing operations													3 074	(3 744)
Discontinued operations results													—	2 055
Profit/(loss)													3 074	(1 688)

Segment assets (non-current)	63 736	63 322	69 312	67 989	13 318	10 807	36 025	32 477	13 634	12 751	1 948	1 886	197 973	189 233
Gross capex	(357)	(225)	(456)	(350)	(460)	(387)	(402)	(301)	(265)	(191)	(235)	(126)	(2 174)	(1 580)
For the
six-month
period ended 30 June 2021, net revenue from the beer business amounted to 23 669m US dollar (30 June 2020: 19 510m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 2 163m US dollar (30 June 2020: 1 788m US dollar). Additionally, for the six-month
period ended 30 June 2021, net revenue from the company’s business in the United States amounted to 7 071m US dollar (30 June 2020: 6 675m US dollar) and net revenue from the company’s business in Brazil amounted to 2 858 m US dollar (30 June 2020: 2 641m US dollar).